Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Accrued payroll related taxes	$ 11,138	$ 15,176
Accrued voyage expenses	91,710	1,869,834
Accrued loan interest	1,788,128	1,818,963
Accrued social insurance contributions	201,383	184,341
Accrued operating expenses	1,486,172	2,001,847
Accrued EU ETS liabilities	5,053,220
Other accrued expenses	12,042	19,155
Total	$ 8,643,793	$ 5,909,316